        As filed with the Securities and Exchange Commission on February 8, 1996
                                              1933 Act Registration No. 33-11611
                                              1940 Act Registration No. 811-5014

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [__X__]

                      Pre-Effective Amendment No. ____           [_____]

                      Post-Effective Amendment No._16_           [__X__]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_____]

          Amendment No.  ______

                          (Check appropriate box or boxes.)

                             PAINEWEBBER MUNICIPAL SERIES
                  (Exact name of registrant as specified in charter)

                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Address of principal executive offices)

          Registrant's telephone number, including area code: (212) 713-2000

                                GREGORY K. TODD, Esq.
                       Mitchell Hutchins Asset Management Inc.
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Name and address of agent for service)

                                     Copies to:

                                ELINOR W. GAMMON, Esq.
                             Kirkpatrick & Lockhart LLP
                            1800 Massachusetts Avenue, N.W.
                                     Second Floor
                             Washington, D.C.  20036-1800
                              Telephone: (202) 778-9000

              It is proposed that this filing will become effective:

     [__X__]   Immediately upon filing pursuant to Rule 485(b)
     [_____]   On _________________ pursuant to Rule 485(b)
     [_____] 60 days after filing pursuant to Rule 485(a) (i) [_____] On ________________ pursuant to Rule 485(a) (i)
     [_____] 75 days after filing pursuant to Rule 485(a)(ii) [_____] On ________________ pursuant to Rule 485(a)(ii)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and has filed the notice required by such Rule for its most recent fiscal year on April 26, 1995.

                             PAINEWEBBER MUNICIPAL SERIES

                           CALCULATION OF REGISTRATION FEE

                                                        Proposed
                                                        Maximum          Proposed Maximum        Amount of
       Securities Being        Amount of Shares      Offering Price     Aggregate Offering     Registration
       Registered              Being Registered         Per Unit              Price                 Fee
       ----------------        -----------------     --------------     ------------------     -------------

       Shares of Beneficial
       Interest, Par Value
       $.001, of the
       PaineWebber

       New York Tax-Free       3,019,154              $10.82          $290,000*               $100.00*
       Income Fund (Class C)

       Municipal High Income   3,091,345              $10.35
       Fund (Class C)

     The fee for the above shares to be registered by this filing has been computed on the basis of the price in effect on January 31, 1996.

     __________________________

     * Calculation of the proposed maximum aggregate price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended February 28, 1995, Registrant redeemed or repurchased shares of beneficial interest in the aggregate amount of 9,797,229. During its current fiscal year, Registrant used 3,713,532 of this amount for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is filing this post-effective amendment to use the remaining 6,083,697 of the total redemptions and repurchases during its fiscal year ended February 28, 1995 to reduce the fee that would otherwise be required for the shares registered hereby. During its current fiscal year, Registrant has filed no other post-effective amendment for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber Municipal Series, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of City of New York and State of New York, on the 7th day of February, 1996.

                               PAINEWEBBER MUNICIPAL SERIES


                               By:/s/ Gregory K. Todd
                                 ----------------------------------------
                                  Gregory K. Todd
                                  Vice President and Assistant Secretary

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

                  Signature                        Title                     Date
                  ---------                        -----                     ----

       /S/

       /s/ Margo N. Alexander            President and Chief          February 7, 1996
       ---------------------------       Executive Officer
       Margo N. Alexander*

       /s/ E. Garrett Bewkes, Jr.        Trustee and Chairman         February 7, 1996
       ---------------------------       of the Board of
       E. Garrett Bewkes, Jr.**          Trustees

       /s/ Meyer Feldberg                Trustee                      February 7, 1996
       ---------------------------
       Meyer Feldberg***

       /s/ George W. Gowen               Trustee                      February 7, 1996
       ---------------------------
       George W. Gowen****

       /s/ Frederic V. Malek             Trustee                      February 7, 1996
       ---------------------------
       Frederic V. Malek****

       /s/ Judith Davidson Moyers        Trustee                      February 7, 1996
       ---------------------------
       Judith Davidson Moyers






                  Signature                        Title                     Date
                  ---------                        -----                     ----

       /s/ Julian F. Sluyters            Vice President               February 7, 1996
       ---------------------------       and Treasurer
       Julian F. Sluyters                (Principal Financial
                                         and Accounting Officer)



     * Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

     **       Signature affixed by Elinor W. Gammon pursuant to power of attorney dated January 3, 1994 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Series, SEC File No. 33-11025, filed March 1, 1994.

     ***      Signature affixed by Elinor W. Gammon pursuant to power of attorney dated December 27, 1990 and incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Atlas Fund, SEC File No. 2-84397, filed March 26, 1991.

     ****     Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated March 27, 1990 and incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of PaineWebber Municipal Series, SEC File No. 33-11611, filed June 29, 1990.